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AMERICAS
US Legal Services


Megan L. Dunphy
Counsel
(860) 723-2241
Fax: (860) 723-2216



May 2, 2003



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Filing Desk

Re:     ING Investors Trust
        Post-Effective Amendment No. 51 to
        Registration Statement on Form N-1A
        File Nos. 33-23512 and 811-5629

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectuses contained in Post-Effective Amendment No. 51 of ING Investors Trust, (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 51 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at the number provided above.

Sincerely,
/s/  Megan L. Dunphy


     Megan Dunphy